Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 55,770,823	$ 31,304,151
Short-term investments	26,500,000
Receivables from related party		63,767
Trade and other receivables	4,630,536	2,117,636
Other current assets	270,514	298,984
Claims receivable	182,141	62,652
Inventories	3,064,011	2,772,532
Advances and prepayments	681,413	637,881
Restricted cash	2,519,601	2,198,775
Assets held for sale	11,107,182	12,250,000
Total current assets	104,726,221	51,706,378
Non current assets
Advances for vessels' acquisitions	23,400,000
Operating lease right-of-use assets		104,168
Vessels, net	628,478,453	681,337,153
Other receivables	162,872
Restricted cash	10,864,520	12,197,611
Investments in joint ventures	46,632,720	53,323,032
Deferred finance charges	165,666
Fair value of derivatives	7,102,855
Total non current assets	716,807,086	746,961,964
Total assets	821,533,307	798,668,342
Current liabilities
Payable to related parties	2,476,663	1,491,705
Trade accounts payable	11,838,243	8,592,124
Accrued and other liabilities	6,923,992	3,842,879
Operating lease liabilities		104,168
Deferred income	5,234,978	5,666,285
Current portion of long-term debt	30,083,806	31,836,619
Current portion of long-term debt associated with vessel held for sale	0	7,173,988
Total current liabilities	56,557,682	58,707,768
Non current liabilities
Fair value of derivatives		3,151,880
Deferred income	21,451	76,949
Long-term debt	247,028,823	261,960,975
Total non current liabilities	247,050,274	265,189,804
Total liabilities	303,607,956	323,897,572
Commitments and contingencies
Stockholders' equity
Capital stock, 5,000,000 preferred shares authorized and zero outstanding with a par value of $0.01 per share, 100,000,000 common shares authorized, 43,527,428 shares issued and 38,202,181 shares outstanding at both December 31, 2021 and December 31, 2022 with a par value of $0.01 per share	435,274	435,274
Treasury stock, 5,325,247 at both December 31, 2021 and December 31, 2022 with a par value of $0.01 per share	(25,373,380)	(25,373,380)
Additional paid-in capital	443,620,122	443,009,334
Retained earnings	94,056,852	59,803,487
Accumulated other comprehensive (loss)/income	5,186,483	(3,103,945)
Total stockholders' equity	517,925,351	474,770,770
Total liabilities and stockholders' equity	$ 821,533,307	$ 798,668,342